Balance Sheet Components - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Credit card processing reserve	$ 5,854	$ 2,650
Prepaid expenses	3,772	2,460
Other current assets	865	4,354
Prepaid expenses and other current assets	10,491	$ 9,464
Impairment charges	3,573
Prepaid expenses and other current assets
Impairment charges	$ 3,400